UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.30%
Corporate-Backed Revenue Bonds – 3.36%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,746
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	748,463
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,025,000	992,108
		3,437,317
Education Revenue Bonds – 15.20%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	489,617
City of Deephaven
(Eagle Ridge Academy Project) Series A 4.75% 7/1/28	500,000	515,125
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	321,845
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	450,908
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	547,697
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	535,217
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,096,410
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,073,340
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	270,703
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	490,072
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	350,922
Series 6-U 4.50% 10/1/23	265,000	286,653
Series 8-I 5.00% 10/1/31	130,000	151,381
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	146,347
Series 8-G 5.00% 12/1/32	125,000	145,877
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,075,290
(University of St. Thomas)
Series 6-X 5.00% 4/1/24	1,000,000	1,053,940
Series 7-U 4.00% 4/1/26	1,400,000	1,532,328
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	615,204

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Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	525,000	$545,774
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	370,000	350,279
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	262,166
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,179,750
Series A 5.25% 12/1/28	750,000	884,633
Series D 5.00% 12/1/26	1,000,000	1,167,410
		15,538,888
Electric Revenue Bonds – 7.29%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,260,531
Series E 5.00% 1/1/23	1,000,000	1,153,120
City of Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	297,525
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	584,705
Series A 5.00% 10/1/30	240,000	279,029
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,048,570
Series A 5.00% 1/1/25	200,000	234,976
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,593,597
		7,452,053
Healthcare Revenue Bonds – 29.93%
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project) 5.375% 11/1/34	270,000	282,393
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	805,635
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,407,297
5.00% 11/1/25	250,000	297,190

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	$136,978
Series A 5.00% 4/1/40	125,000	126,676
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	827,370
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	511,600
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	281,426
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	792,199
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	302,655
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/31	320,000	359,776
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	568,680
Series A 5.00% 11/15/34	500,000	565,515
Series B 6.50% 11/15/38 (ASSURED GTY)	1,465,000	1,660,065
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.00% 11/1/35	530,000	533,244
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,147,150
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing) Series C-1
5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,860,925
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,713
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,049,551
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	542,360
Series C 4.50% 11/15/38 ●	1,000,000	1,156,040
(Olmsted Medical Center Project) 5.125% 7/1/20	1,000,000	1,132,290

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Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	$1,139,911
Series A 6.125% 9/1/30	845,000	863,117
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	582,849
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	509,630
Series A 5.125% 5/1/30	3,320,000	3,740,212
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,239,260
(Gillette Children’s Specialty Project) 5.00% 2/1/27	1,000,000	1,083,820
(Health Partners Obligation Group Project)
5.00% 7/1/33	200,000	227,652
St. Paul Housing & Redevelopment Authority Hospital
Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	165,000	183,675
Series A 5.00% 11/15/30	120,000	132,841
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,044,490
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	518,155
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	512,385
		30,600,725
Housing Revenue Bonds – 0.55%
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,739
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	235,000	235,132
		565,871
Lease Revenue Bonds – 5.41%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,247,609
Series A 5.00% 6/1/43	715,000	801,250
Series B 5.00% 3/1/21	250,000	294,597
Series B 5.00% 3/1/27	1,000,000	1,171,850

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	$1,134,700
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	881,672
		5,531,678
Local General Obligation Bonds – 9.15%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	538,670
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,052,250
Hennepin County
Series B 4.00% 12/1/20	500,000	566,325
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,076,210
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	566,849
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,551,060
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,117,825
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	787,447
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,091,950
		9,348,586
Pre-Refunded / Escrowed to Maturity Bonds – 11.14%
Duluth Independent School District No. 709
Series A 4.25% 2/1/20-18 (AGM)§	1,710,000	1,832,624
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,500,000	1,742,955
Series B 6.50% 11/15/38-18 (ASSURED GTY)§	265,000	306,960
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,291,037
Minnesota Higher Education Facilities Authority Revenue
(Macalester College) Series 6-P 4.25% 3/1/27-17§	750,000	784,200
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29-19§	1,000,000	1,153,340
Series C 5.625% 7/1/26-18§	2,500,000	2,796,825

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Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	$1,031,800
Series A 5.75% 7/1/18	400,000	448,984
		11,388,725
Special Tax Revenue Bonds – 2.77%
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,265,624
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,097,820
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	467,928
		2,831,372
State General Obligation Bonds – 6.04%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,993,566
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	481,788
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,149,350
Series A 5.00% 8/1/32	1,120,000	1,335,062
Series F 5.00% 10/1/22	1,000,000	1,218,590
		6,178,356
Transportation Revenue Bonds – 5.09%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,318,514
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,107,070
Series B 5.00% 1/1/26	710,000	820,462
Series B 5.00% 1/1/31	750,000	846,203
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,115,050
		5,207,299
Water & Sewer Revenue Bond – 1.37%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,397,413
		1,397,413
Total Municipal Bonds (cost $94,154,302)		99,478,283

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(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 1.55%
Money Market Mutual Fund – 0.47%
Federated Minnesota Municipal Cash Trust	483,204	$483,204
		483,204
	Principal amount°
Variable Rate Demand Note – 1.08%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
		1,100,000
Total Short-Term Investments (cost $1,583,204)		1,583,204

Total Value of Securities – 98.85%
(cost $95,737,506)		101,061,487

Receivables and Other Assets Net of Liabilities – 1.15%		1,170,640
Net Assets Applicable to 9,078,550 Shares Outstanding – 100.00%		$102,232,127

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $545,774, which represents 0.53% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

NQ- 309 [11/15] 1/16 (15796)     7

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
LOC – Letter of Credit
N.A. – North America

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Notes
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$99,478,283	$99,478,283
Short-Term Investment[1]	483,204	1,100,000	1,583,204
Total Value of Securities	$483,204	$100,578,283	$101,061,487

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 30.52% and 69.48%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: